Filed Pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 20, 2007

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Dividend Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has imposed the following restrictions on new purchases of and exchanges for shares of Allianz NFJ Dividend Value Fund (the “NFJ Dividend Value Fund” or “Fund”).

Effective as of the close of business on April 23, 2007 (the “Closing Date”), Class A shares, Class B shares and Class C shares of the NFJ Dividend Value Fund will generally be no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Dividend Value Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Dividend Value Fund, such shareholder will no longer be eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the Closing Date, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the Closing Date, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Effective as of the Closing Date, shareholders of other series of Allianz Funds and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the NFJ Dividend Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed Pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 20, 2007

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Dividend Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has imposed the following restrictions on new purchases of and exchanges for shares of Allianz NFJ Dividend Value Fund (the “NFJ Dividend Value Fund” or “Fund”).

Effective as of the close of business on April 23, 2007 (the “Closing Date”), Class D shares of the NFJ Dividend Value Fund will generally be no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Dividend Value Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Dividend Value Fund, such shareholder will no longer be eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the Closing Date, such Plans, or financial institutions the serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the Closing Date, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Effective as of the Closing Date, shareholders of other series of Allianz Funds and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the NFJ Dividend Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-888-877-4626, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed Pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 20, 2007

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Dividend Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has imposed the following restrictions on new purchases of and exchanges for shares of Allianz NFJ Dividend Value Fund (the “NFJ Dividend Value Fund” or “Fund”).

Effective as of the close of business on April 23, 2007 (the “Closing Date”), Class R shares of the NFJ Dividend Value Fund will generally be no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Dividend Value Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Dividend Value Fund, such shareholder will no longer be eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the Closing Date, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the Closing Date, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Effective as of the Closing Date, shareholders of other series of Allianz Funds and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the NFJ Dividend Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed Pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 20, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Dividend Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has imposed the following restrictions on new purchases of and exchanges for shares of Allianz NFJ Dividend Value Fund (the “NFJ Dividend Value Fund” or “Fund”).

Effective as of the close of business on April 23, 2007 (the “Closing Date”), Institutional Class and Administrative Class shares of the NFJ Dividend Value Fund will generally be no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Dividend Value Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Dividend Value Fund, such shareholder will no longer be eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the Closing Date, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the Closing Date, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Effective as of the Closing Date, shareholders of other series of Allianz Funds and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the NFJ Dividend Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-498-5413, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.